Leases	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Description of accounting policy for leases [text block]
10.	Leases

The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. In April 2023 the Group started to lease a new building in Reykjavik from Fasteignafélagið Eyjólfur ehf. a related party, (see Note 19). At the commencement of the lease the carrying value of the asset was $51.7 million. The carrying amounts of the Group’s right-of-use assets and the movements during the six months ended 30 June 2023 are as follows (in thousands):

2023
Right-of-use assets
Balance at 1 January	47,501
Adjustments for indexed leases	2,780
New or renewed leases	54,846
Cancelled leases	(258)
Depreciation	(3,742)
Translation difference	275
Balance at 30 June	101,402

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the six months ended 30 June 2023 are as follows (in thousands):

Lease liabilities	2023
Balance at 1 January	40,532
Adjustments for indexed leases	2,780
New or renewed leases	53,920
Installment payments	(2,889)
Cancelled leases	(266)
Foreign currency adjustment	(16)
Translation difference	1,338
Balance at 30 June	95,399
Current liabilities	(7,983)
Non-current liabilities	87,416

The amounts recognized in the unaudited condensed consolidated interim statements of profit or loss and other comprehensive income or loss during the six months ended 30 June 2023 and 2022 in relation to the Group’s lease arrangements are as follows (in thousands):

	30 June
	2023	2022
Total depreciation expense from right-of-use assets	(3,742)	(4,641)
Interest expense on lease liabilities	(1,362)	(3,312)
Foreign currency difference on lease liability	1,338	3,526
Loss of cancelled leases	(8)	-
Total amount recognized in profit and loss	(3,774)	(4,427)

The maturity analysis of undiscounted lease payments as of 30 June 2023 is as follows (in thousands):

30 June 2023
Less than one year	11,961
One to five years	41,257
Thereafter	69,807
123,025